Fair Value Measurements (Tables)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Summary Of Assets And Liabilities Measured On Recurring Basis
The Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis are as follows (in thousands):

September 30, 2021	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents and restricted cash:
Money market funds	$6,986	$—	$—	$6,986
Certificate of deposit	—	75	—	75

Total Assets	$6,986	$75	$—	$7,061

Liabilities:
Bridge loan	$—	$—	$21,432	$21,432
Derivative liabilities	—	—	248,450	248,450
Warrant liabilities	—	—	—	—

Total Liabilities	$—	$—	$269,882	$269,882

December 31, 2020
Assets:
Cash equivalents and restricted cash:
Money market funds	$3,046	$—	$—	$3,046
Certificate of deposit	—	326	—	326

Total Assets	$3,046	$326	$—	$3,372

Liabilities:
Bridge loan	$—	$—	$—	$—
Derivative liabilities	—	—	22,911	22,911
Warrant liabilities	—	—	$3,329	3,329

Total Liabilities	$—	$—	$26,240	$26,240

The following table presents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in thousands):

December 31, 2020	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents and restricted cash:
Money market funds	$3,046	$—	$—	$3,046
Certificate of deposit	—	326	—	326

Total Assets	$3,046	$326	$—	$3,372

Liabilities:
Derivative liabilities	$—	$—	$22,911	$22,911
Warrant liabilities	—	—	3,329	3,329

Total Liabilities	$—	$—	$26,240	$26,240

December 31, 2019
Assets:
Restricted cash:
Certificate of deposit	$—	$529	$—	$529

Total Assets	$—	$529	$—	$529

December 31, 2020	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$—	$—	$11,379	$11,379
Warrant liabilities	—	—	1,989	1,989

Total Liabilities	$—	$—	$13,368	$13,368

Summary Of Changes In The Fair Value Of The Level 3 Liabilities At Fair Value On A Recurring Basis
The following table sets forth a summary of changes in the fair value of the Company’s level 3 liabilities at fair value on a recurring basis (in thousands):

	Three Months Ended September 30,
	2021	2020
Bridge loan:
Beginning balance June 30	$—	$—
Fair value of Bridge loan funded	20,000	—
Accrued PIK and final payment	1,432	—
Change in fair value	—	—

Ending balance September 30	21,432	—

Warrant liabilities:
Beginning balance June 30	22,860	1,979
Change in fair value	2,949	(24)
Fair value of warrants issued	—	—
Fair value of warrants exercised	(25,809)	—

Ending balance September 30	—	1,955

Series C-2 Convertible Preferred Stock Issuance Right liability:
Beginning balance June 30	211,747	7,619
Change in fair value	36,703	(2,089)
Fair value of derivatives extinguished	—	—

Ending balance September 30	248,450	5,530

Total	$269,882	$7,485

	Nine Months Ended September 30,
	2021	2020
Bridge loan:
Beginning balance December 31	$—	$—
Fair value of Bridge loan funded	20,000	—
Accrued PIK and final payment	1,432	—
Change in fair value	—	—

Ending balance September 30	21,432	—

Warrant liabilities:
Beginning balance December 31	3,329	1,989
Change in fair value	17,753	(78)
Fair value of warrants issued	5,096	44
Fair value of warrants exercised	(26,178)	—

Ending balance September 30	—	1,955

Series C-2 Convertible Preferred Stock Issuance Right liability:
Beginning balance December 31	22,911	11,379
Change in fair value	248,691	(5,849)
Fair value of derivatives extinguished	(23,152)	—

Ending balance September 30	248,450	5,530

Total	$269,882	$7,485

The following table sets forth a summary of changes in the fair value of the Company’s level 3 liabilities at fair value on a recurring basis for the years ended December 31, 2020 and 2019 (in thousands):

	2020	2019
Warrant liabilities:
Beginning balance January 1	$1,989	$1,648
Change in fair value	1,296	341
Fair value of warrants issued	44	—

Ending balance December 31	3,329	1,989

2018 Convertible Note Automatic Conversion Rights liability:
Beginning balance January 1	—	9
Change in fair value	—	19
Fair value of derivatives extinguished upon note conversion	—	(28)

Ending balance December 31	—	—

Series C-2 Convertible Preferred Stock Issuance Right liability:
Beginning balance January 1	11,379	—
Change in fair value	11,532	—
Fair value of derivatives issued	—	11,379

Ending balance December 31	22,911	11,379

Total	$26,240	$13,368

Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs at Measurement Dates
The table below shows the valuation assumptions for the warrants immediately prior to the exercises as of and for the nine months ended September 30, 2021:

	As of and for nine months ended September 30, 2021
	Common Warrants	Series B warrants	Series C-1 warrants	Series C-2 warrants
Expected volatility	N/A	80%	80%	80%
Expected term (in years)	N/A	2	2	2
Risk-free interest rate	N/A	0.16% - 0.28%	0.16% - 0.28%	0.16% - 0.28%
Dividend yield	N/A	0%	0%	0%
The warrants were valued using the following assumptions as of December 31, 2020:

	As of December 31, 2020
	Common Stock Warrants	Series B Preferred warrants	Series C-1 Preferred warrants	Series C-2 Preferred warrants
Expected volatility	N/A	80%	80%	N/A
Expected term (in years)	N/A	2	2	N/A
Risk-free interest rate	N/A	0.13%	0.13%	N/A
Dividend yield	N/A	0%	0%	N/A

The warrants were valued using the following assumptions:

	At issuance date
	Common Warrants	Preferred B warrants	Preferred C-1 warrants
Expected volatility	80%	80%	80%
Expected term (in years)	5.00	5.00	3.75
Risk-free interest rate	2.20%	2.20 - 2.73%	0.29%
Dividend yield	0%	0%	0%

	As of December 31, 2020
	Common Warrants	Preferred B warrants	Preferred C-1 warrants
Expected volatility	N/A	80%	80%
Expected term (in years)	N/A	2.00	2.00
Risk-free interest rate	N/A	0.13%	0.13%
Dividend yield	N/A	0%	0%

	As of December 31, 2019
	Common Warrants	Preferred B warrants	Preferred C-1 warrants
Expected volatility	N/A	80%	80%
Expected term (in years)	N/A	4.00	4.00
Risk-free interest rate	N/A	1.66%	1.66%
Dividend yield	N/A	0%	0%

ACON S2 Acquisition Corp [Member]
Summary Of Assets And Liabilities Measured On Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation tech niques th
at the Company utilized to determine such fair value:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$250,004,454	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$13,625,000	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$7,729,400

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

September 30, 2021	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$250,016,847	$—	$—

Liabilities:
Warrant liabilities - Public warrants	$10,333,330	$—	$—
Warrant liabilities - Private warrants	$—	$—	$9,883,720
Working capital loan - Related party	$—	$—	$361,751

December 31, 2020	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$250,004,454	$—	$—
Liabilities:
Warrant liabilities - Public warrants	$13,625,000	$—	$—
Warrant liabilities - Private warrants	$—	$—	$7,729,400

Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs at Measurement Dates
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of September 21, 2020	As of September 30, 2020	As of December 31, 2020
Stock price	$9.42 - $9.64	$9.42 - $9.64	$10.08
Volatility	10.00%	10.00%	10.00%
Expected life of the options to convert	6.0	6.0	5.9
Risk-free rate	0.37%	0.37%	0.48%
Dividend yield	0.0%	0.0%	0.0%
Probability of merger	100.0%	100.0%	100.0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of September 30, 2021	As of December 31 2020
Stock price	$9.97	$10.08
Volatility	42.2%	10.0%
Expected life of the options to convert	5.02	5.9
Risk-free rate	0.98%	0.48%
Dividend yield	—	—

Summary of Change in Level 3 Fair Value of Derivative Warrant Liabilities
The change in the level 3 fair value of the derivative warrant liabilities for the period from July 22, 2020 (inception) through December 31, 2020 is summarized as follows:

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at July 3, 2020 (inception)	$—	$—	$—
Issuance of Warrants	12,500,000	7,000,000	19,500,000
Change in fair value of derivative warrant liabilities	1,125,000	729,400	1,854,400
Transfer of Public Warrants to level 1	(13,625,000)	—	(13,625,000)

Derivative warrant liabilities at December 31, 2020	$—	$7,729,400	$7,729,400

The change in the fair value of the Level 3 derivative warrant liabilities for the nine months ended September 30, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$7,729,400
Change in fair value of derivative warrant liabilities	2,154,320

Derivative warrant liabilities at September 30, 2021	$9,883,720

ACON S2 Acquisition Corp [Member] | Working Capital Loan Related Party [Member]
Summary of Change in Level 3 Fair Value of Derivative Warrant Liabilities
The change in the fair value of the working capital loan – related party measured with Level 3 inputs for the nine months ended September 30, 2021 is summarized as follows:

Fair value of working capital loan - related party at December 31, 2020	$—
Initial fair value of working capital loan - related party	361,751
Change in fair value of working capital loan - related party	—

Fair value of working capital loan - related party, September 30, 2020	$361,751